COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Aggregate Minimum Lease Commitments	Aggregate minimum lease commitments under non-cancelable operating leases as of December 31, 2015, were as follows:

2016	$8,889
2017	5,087
2018	3,404
2019	1,074
2020	100

$18,554